Foreign Exchange Loss (Tables)	6 Months Ended
Jun. 30, 2026
Foreign Exchange Loss [Abstract]
Schedule of Foreign Exchange Loss
	Six months ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Foreign exchange loss	$346	$50